Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows (used in) operating activities:
Net loss	$ (292,663)	$ (296,360)	$ (3,260)	$ (4,410)	$ (589,023)	$ (7,670)	$ (507,768)	$ (17,913)
Adjustments to reconcile net loss to net cash (used in) provided by operations:
Forgiveness of PPP Loans					(103,900)
Depreciation and amortization					97,511
Changes in operating assets and liabilities:
Accounts receivable					1,791
Prepaid expenses					858
Accounts payable and accrued expenses					218,290	(3,617)	496,418	(2,475)
Net cash (used in) operating activities					(374,473)	(11,287)	(11,350)	(20,388)
Cash flows provided by investing activities:
Cash acquired in acquisition							46
Net cash provided by investing activities							46
Cash flows provided by financing activities:
Cash advanced by related party					374,473	7,670
Net cash provided by financing activities					374,473	7,670
Net (decrease) in cash						(3,617)	(11,304)	(20,388)
Cash at beginning of period		$ 46		$ 11,350	46	11,350	11,350	31,738
Cash at end of period	$ 46		$ 7,733		$ 46	$ 7,733	$ 46	$ 11,350